Accounting policies - Useful Life of Property and Equipment (Details)	12 Months Ended
Oct. 31, 2024
Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7 years
Office equipment and computers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Office equipment and computers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years